Stockholder's Deficit	12 Months Ended
Sep. 30, 2015
Equity [Abstract]
Stockholder's Deficit

NOTE 7 – STOCKHOLDER’S DEFICIT

Common Stock

On August 22, 2013, the Company’s Board authorized a 225:1 reverse stock split. All share and per share data in the accompanying financial statements and footnotes has been adjusted retrospectively for the effects of the stock split.

On October 12, 2013, the Company issued by directors resolution, 10,000,000 shares of newly issued common stock for the purchase of a Memorandum of Understanding (dated September 2, 2013) from a related company (Five Arrows Limited); which gave Kibush Capital Corporation the right to acquire 80% ownership in Instacash Pty Ltd, an Australian Currency Services provider, and corporate trustee of the Instacash Trust. As this transaction was with a related party, the value was recorded at the par value of the stock i.e. $0.001 per share of common stock.

Between October 23, 2013 and September 30, 2014, the Company issued a total of 3,274,000 shares of common stock upon the requests from convertible note holders to convert principal totaling $3,274 into the Company’s common stock based on the terms set forth in the loans. The conversion rate was $0.001.

On February 28, 2014, the Company issued by director’s resolution, 40,000,000 shares of newly issued common stock to conclude a Assignment and Bill of Sale (dated February 14, 2014) from a related company (Five Arrows Limited); which gave Kibush Capital Corporation the right to enter into a Joint Venture contract with the leaseholders of certain Mining Leases in Papua New Guinea. As this transaction was with a related party, the value was recorded at par value of the stock i.e. $0.001 per share of common stock.

Between November 1, 2014 and September 30, 2015, the Company issued a total of 6,560,000 shares of common stock upon the requests from convertible note holders to convert portions of their Notes into the Company’s common stock based on the terms set forth in the loans. The conversion rate was $0.001 for each such Note.

On or about April 24, 2015, the Company issued 14,000,000 shares of common stock to Five Arrows for the Angel Jade acquisition pursuant to that Agreement dated December 10, 2014.

On April 29, 2015, the Company issued 3,001,702 shares of its common stock to Warren Sheppard (previously authorized by for issuance by the company on December 10, 2014) pursuant to his employment agreement.

Preferred Stock

Preferred stock includes 50,000,000 shares authorized at $0.001 par value, of which 10,000,000 have been designated Series A. 3,000,000 Series A are issued and outstanding as of September 30, 2015 and December 31, 2015.